Note 4 - Advances for Vessels Under Construction and Vessel Acquisition Deposits - Advances for Vessels Under Construction (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Balance, Cost	$ 32,701,867	$ 15,687,490
Advances for vessels under construction	23,135,658	17,014,377
Balance, Cost	17,753,737	32,701,867
Advances for vessels under construction	23,135,658	$ 17,014,377
Vessel acquisition deposits	797,830
Vessel delivered during the period	(31,831,439)
Loss on termination and impairment of newbuilding contracts	$ (7,050,179)